Cash generated from operating activities (Tables)	6 Months Ended
Jun. 30, 2024
Cash generated from operating activities
Summary of cash (used in) operating activities

	Three months ended June 30,		Six months ended June 30,
	2024	2023	2024	2023
	$'m	$'m	$'m	$'m
Profit/(loss) for the period	2	(10)	(10)	(11)
Income tax charge/(credit)	2	(2)	(7)	(11)
Net finance expense	51	23	86	46
Depreciation and amortization	113	100	222	198
Exceptional operating items	10	40	21	59
Movement in working capital	152	171	(271)	(175)
Exceptional costs paid, including restructuring	(15)	(20)	(42)	(32)
Cash generated from/(used in) operations	315	302	(1)	74